COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under existing noncancellable operating leases	Future minimum payments under existing noncancelable leases at December 30, 2012 are as follows:

2013	$7,870
2014	4,499
2015	3,553
2016	1,297
2017	609
Later years	—
Total	$17,828